UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21423

                         The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Christopher J. Marangi Kevin V. Dreyer Barbara G. Marcin, CFA Robert D. Leininger, CFA Jeffrey J. Jonas, CFA

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 5.8%, compared with a total return of 3.8% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 7.5%. The Fund’s NAV per share was $21.58, while the price of the publicly traded shares closed at $19.13 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)					Since
	Year to Date	1 Year	5 Year	10 Year	Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	5.80%	(1.49)%	9.39%	6.52%	7.59%
Investment Total Return (c)	7.53	(1.35)	10.32	8.04	7.08
S&P 500 Index	3.84	3.99	12.10	7.42	7.80
Dow Jones Industrial Average	4.25	4.44	10.35	7.61	7.61
Nasdaq Composite Index	(2.63)	(1.58)	13.27	9.55	8.54
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2016:

The Gabelli Dividend & Income Trust

Financial Services	16.0%
Food and Beverage	14.1%
Health Care	10.1%
Energy and Utilities: Oil	6.3%
Diversified Industrial	5.2%
Retail	5.0%
Telecommunications	4.8%
Consumer Products	3.4%
U.S. Government Obligations	3.0%
Automotive: Parts and Accessories	2.3%
Energy and Utilities: Integrated	2.1%
Entertainment	2.1%
Aerospace	2.0%
Energy and Utilities: Services	2.0%
Energy and Utilities: Natural Gas	1.7%
Specialty Chemicals	1.7%
Equipment and Supplies	1.6%
Environmental Services	1.6%
Electronics	1.6%
Computer Software and Services	1.5%
Business Services	1.5%
Cable and Satellite	1.4%
Metals and Mining	1.3%

Machinery	1.2%
Automotive	0.8%
Communications Equipment	0.7%
Computer Hardware	0.7%
Broadcasting	0.6%
Transportation	0.5%
Energy and Utilities: Electric	0.5%
Real Estate	0.4%
Energy and Utilities: Water	0.4%
Paper and Forest Products	0.4%
Hotels and Gaming	0.3%
Energy and Utilities	0.3%
Aviation: Parts and Services	0.3%
Building and Construction	0.2%
Wireless Communications	0.2%
Consumer Services	0.1%
Publishing	0.1%
Media	0.0%*
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2016 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.8%
	Aerospace — 1.8%
34,000	Kaman Corp.	$675,256	$1,445,680
107,000	Rockwell Automation Inc.	4,661,464	12,285,740
1,507,000	Rolls-Royce Holdings plc	11,374,835	14,274,139
106,997,000	Rolls-Royce Holdings plc, Cl. C†	155,494	142,440
89,000	The Boeing Co.	6,889,696	11,558,430

		23,756,745	39,706,429

	Agriculture — 0.0%
1,000	Bunge Ltd.	69,332	59,150

	Automotive — 0.8%
325,000	Ford Motor Co.	4,600,590	4,085,250
205,000	General Motors Co.	6,848,401	5,801,500
249,000	Navistar International Corp.†	6,644,759	2,910,810
80,000	PACCAR Inc.	3,526,656	4,149,600

		21,620,406	16,947,160

	Automotive: Parts and Accessories — 2.3%
250,000	Dana Holding Corp.	4,601,107	2,640,000
88,000	Federal-Mogul Holdings Corp.†	1,195,604	731,280
334,000	Genuine Parts Co.	19,406,036	33,817,500
133,000	Johnson Controls Inc.	4,671,616	5,886,580
23,400	O’Reilly Automotive Inc.†	3,064,738	6,343,740
17,000	Visteon Corp.	1,670,417	1,118,770

		34,609,518	50,537,870

	Aviation: Parts and Services — 0.3%
100,000	B/E Aerospace Inc.	5,810,680	4,617,500
39,000	KLX Inc.†	1,763,166	1,209,000

		7,573,846	5,826,500

	Broadcasting — 0.6%
24,500	CBS Corp., Cl. A, Voting	1,347,308	1,411,690
8,000	Dolby Laboratories Inc., Cl. A	328,916	382,800
800	Liberty Braves Group, Cl. A†	18,977	12,032
7,077	Liberty Braves Group, Cl. C†	105,889	103,749
9,000	Liberty Broadband Corp., Cl. C†	370,129	540,000
66,764	Liberty Global plc, Cl. A†	1,030,962	1,940,161
213,571	Liberty Global plc, Cl. C†	3,763,648	6,118,798
8,000	Liberty SiriusXM Group, Cl. A†	153,925	250,880
16,000	Liberty SiriusXM Group, Cl. C†	306,927	493,920
89,000	MSG Networks Inc., Cl. A†	530,872	1,365,260

		7,957,553	12,619,290

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	1,037,580	4,521,660

			Market
Shares		Cost	Value
85,000	Layne Christensen Co.†	$1,266,803	$688,500

		2,304,383	5,210,160

	Business Services — 1.5%
25,000	Aramark	645,416	835,500
85,000	Diebold Inc.	2,639,755	2,110,550
150,000	Fly Leasing Ltd., ADR	2,036,969	1,489,500
3,200	Jardine Matheson Holdings Ltd.	198,137	186,592
165,000	Macquarie Infrastructure Corp.	7,960,721	12,218,250
179,000	MasterCard Inc., Cl. A	2,762,467	15,762,740
27,000	The Brink’s Co.	686,974	769,230

		16,930,439	33,372,362

	Cable and Satellite — 1.4%
67,000	AMC Networks Inc., Cl. A†	2,512,035	4,048,140
400	Cable One Inc.	131,589	204,564
2,445	Charter Communications Inc., Cl. A†	347,387	559,025
15,000	Cogeco Inc.	296,908	648,206
80,000	Comcast Corp., Cl. A	3,126,848	5,215,200
185,000	DISH Network Corp., Cl. A†	5,507,256	9,694,000
50,000	EchoStar Corp., Cl. A†	1,296,581	1,985,000
9,508	Liberty Global plc LiLAC, Cl. A†	165,082	306,730
30,725	Liberty Global plc LiLAC, Cl. C†	662,552	998,254
9,241	Liberty Ventures, Cl. A†	183,560	342,564
171,000	Rogers Communications Inc., Cl. B	3,612,082	6,908,400

		17,841,880	30,910,083

	Communications Equipment — 0.7%
235,000	Cisco Systems Inc.	6,152,702	6,742,150
384,000	Corning Inc.	4,703,885	7,864,320

		10,856,587	14,606,470

	Computer Hardware — 0.7%
171,000	Apple Inc.	11,944,633	16,347,600
1,193	Western Digital Corp.	42,256	56,381

		11,986,889	16,403,981

	Computer Software and Services — 1.5%
10,000	Alphabet Inc., Cl. A†	2,656,297	7,035,300
12,027	Alphabet Inc., Cl. C†	3,736,841	8,323,887
32,796	Blucora Inc.†	424,153	339,767
15,000	CyrusOne Inc.	312,567	834,900
90,000	EarthLink Holdings Corp.	500,715	576,000
35,000	eBay Inc.†	782,634	819,350
50,000	Internap Corp.†	244,685	103,000
10,000	LinkedIn Corp., Cl. A†	1,899,298	1,892,500
190,000	Microsoft Corp.	6,124,888	9,722,300

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
105,000	Yahoo! Inc.†	$2,890,232	$3,943,800

		19,572,310	33,590,804

	Consumer Products — 3.4%
3,000	Altria Group Inc.	64,791	206,880
145,000	Avon Products Inc.	1,568,732	548,100
5,000	Church & Dwight Co. Inc.	312,042	514,450
70,000	Coty Inc., Cl. A	1,163,521	1,819,300
184,000	Edgewell Personal Care Co.†	16,038,121	15,531,440
65,000	Energizer Holdings Inc.	2,053,583	3,346,850
100,000	Hanesbrands Inc.	495,920	2,513,000
42,000	Harman International Industries Inc.	1,648,508	3,016,440
15,000	Kimberly-Clark Corp.	863,386	2,062,200
29,000	Philip Morris International Inc.	1,503,629	2,949,880
7,000	Stanley Black & Decker Inc.	544,312	778,540
875,000	Swedish Match AB	12,114,908	30,250,157
145,000	The Procter & Gamble Co.	8,103,680	12,277,150

		46,475,133	75,814,387

	Consumer Services — 0.1%
10,000	Ashtead Group plc	134,591	141,646
65,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,040,180	1,649,050

		1,174,771	1,790,696

	Diversified Industrial — 4.7%
92,000	Bouygues SA	3,213,947	2,647,387
55,000	Eaton Corp. plc	2,712,564	3,285,150
942,000	General Electric Co.	19,927,985	29,654,160
40,000	Griffon Corp.	598,422	674,400
331,000	Honeywell International Inc.	20,909,980	38,501,920
56,000	ITT Inc.	1,056,566	1,790,880
5,600	Jardine Strategic Holdings Ltd.	199,457	169,008
20,000	Pentair plc.	778,525	1,165,800
4,000	Sulzer AG	394,160	345,725
252,000	Textron Inc.	1,826,602	9,213,120
300,000	Toray Industries Inc.	2,239,436	2,525,735
325,000	Tyco International plc	7,361,298	13,845,000

		61,218,942	103,818,285

	Electronics — 1.6%
12,000	Agilent Technologies Inc.	496,304	532,320
13,000	Emerson Electric Co.	774,560	678,080
240,000	Intel Corp.	4,762,432	7,872,000
425,000	Sony Corp., ADR	8,272,599	12,473,750
70,000	TE Connectivity Ltd.	2,377,312	3,997,700
100,000	Texas Instruments Inc.	2,905,588	6,265,000

Shares		Cost	Market Value
30,000	Thermo Fisher Scientific Inc.	$3,709,773	$4,432,800

		23,298,568	36,251,650

	Energy and Utilities: Electric — 0.5%
13,000	ALLETE Inc.	425,580	840,190
13,000	American Electric Power Co. Inc.	448,002	911,170
11,000	Edison International	401,886	854,370
17,000	El Paso Electric Co.	589,006	803,590
70,000	Electric Power Development Co. Ltd.	1,833,684	1,612,647
40,000	Great Plains Energy Inc.	777,352	1,216,000
13,000	Pinnacle West Capital Corp.	507,633	1,053,780
45,000	The AES Corp.	470,117	561,600
42,000	WEC Energy Group Inc.	1,332,576	2,742,600

		6,785,836	10,595,947

	Energy and Utilities: Integrated — 2.1%
27,000	Avista Corp.	507,487	1,209,600
5,000	Black Hills Corp.	130,600	315,200
26,000	Chubu Electric Power Co. Inc.	448,302	364,702
320,000	CONSOL Energy Inc.	8,021,979	5,148,800
100,000	Edison SpA†	220,882	55,654
20,000	Endesa SA	506,664	400,178
230,000	Enel SpA	1,051,884	1,015,869
95,208	Eversource Energy	1,695,895	5,702,959
39,000	Hawaiian Electric Industries Inc.	909,977	1,278,810
401,000	Hera SpA	792,954	1,093,839
10,000	Hokkaido Electric Power Co. Inc.	107,280	80,085
24,000	Hokuriku Electric Power Co.	386,941	294,001
45,000	Iberdrola SA, ADR	952,490	1,219,500
127,000	Korea Electric Power Corp., ADR	1,758,452	3,293,110
40,000	Kyushu Electric Power Co. Inc.	652,010	395,875
30,000	MGE Energy Inc.	642,742	1,695,450
27,000	National Grid plc, ADR	1,223,561	2,006,910
56,000	NextEra Energy Inc.	2,482,552	7,302,400
49,000	NiSource Inc.	397,054	1,299,480
57,000	OGE Energy Corp.	668,036	1,866,750
14,000	Ormat Technologies Inc.	210,000	612,640
31,000	Public Service Enterprise Group Inc.	936,282	1,444,910
58,000	Shikoku Electric Power Co. Inc.	1,066,813	677,364
50,000	TECO Energy Inc.	1,384,500	1,382,000
50,000	The Chugoku Electric Power Co. Inc.	877,797	628,964
32,000	The Empire District Electric Co.	677,028	1,087,040

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
20,000	The Kansai Electric Power Co. Inc.†	$278,704	$192,011
45,000	Tohoku Electric Power Co. Inc.	663,612	560,839
28,000	Vectren Corp.	787,543	1,474,760
63,000	Westar Energy Inc.	1,298,241	3,533,670

		31,738,262	47,633,370

	Energy and Utilities: Natural Gas — 1.7%
100,000	Columbia Pipeline Group Inc.	1,915,717	2,549,000
50,000	Delta Natural Gas Co. Inc.	667,803	1,347,000
100,000	Kinder Morgan Inc.	2,966,565	1,872,000
306,000	National Fuel Gas Co.	9,037,826	17,405,280
14,000	ONEOK Inc.	699,820	664,300
90,000	Sempra Energy	2,755,141	10,261,800
30,000	South Jersey Industries Inc.	476,644	948,600
46,000	Southwest Gas Corp.	1,211,237	3,620,660

		19,730,753	38,668,640

	Energy and Utilities: Oil — 6.3%
90,000	Anadarko Petroleum Corp.	5,761,004	4,792,500
54,000	Apache Corp.	3,203,852	3,006,180
263,000	BP plc, ADR	10,502,777	9,339,130
8,625	California Resources Corp.	387,339	105,225
58,000	Chesapeake Energy Corp.†	1,063,767	248,240
156,000	Chevron Corp.	11,895,004	16,353,480
247,700	ConocoPhillips	12,975,943	10,799,720
84,000	Devon Energy Corp.	4,738,143	3,045,000
130,000	Eni SpA, ADR	4,844,846	4,205,500
183,200	Exxon Mobil Corp.	12,005,124	17,173,168
47,000	Hess Corp.	2,031,593	2,824,700
331,000	Marathon Oil Corp.	7,392,995	4,968,310
200,000	Marathon Petroleum Corp.	3,377,474	7,592,000
79,000	Murphy Oil Corp.	3,520,300	2,508,250
200,000	Occidental Petroleum Corp.	9,904,047	15,112,000
200	PetroChina Co. Ltd., ADR	12,118	13,584
20,000	Petroleo Brasileiro SA, ADR†	266,014	143,200
98,000	Phillips 66	7,913,474	7,775,320
210,000	Repsol SA, ADR	4,367,811	2,681,700
220,000	Royal Dutch Shell plc, Cl. A, ADR	11,028,128	12,148,400
530,000	Statoil ASA, ADR	8,630,341	9,174,300
145,000	Total SA, ADR	6,538,739	6,974,500

		132,360,833	140,984,407

	Energy and Utilities: Services — 2.0%
52,000	ABB Ltd., ADR	566,254	1,031,160
70,000	Diamond Offshore Drilling Inc.	3,508,333	1,703,100
423,600	Halliburton Co.	15,537,661	19,184,844
6,000	Noble Corp. plc	134,545	49,440

Shares		Cost	Market Value
24,000	Oceaneering International Inc.	$489,219	$716,640
165,132	Schlumberger Ltd.	7,736,611	13,058,639
15,000	Seventy Seven Energy Inc.†	3,656	1,382
1,605,000	Weatherford International plc†	19,772,826	8,907,750

		47,749,105	44,652,955

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	150,968	525,840
36,000	American Water Works Co. Inc.	848,149	3,042,360
74,000	Aqua America Inc.	998,965	2,638,840
30,000	Severn Trent plc	764,139	972,483
48,000	SJW Corp.	828,541	1,890,240
8,000	The York Water Co.	104,289	256,320
6,000	United Utilities Group plc, ADR	168,600	166,200

		3,863,651	9,492,283

	Entertainment — 2.1%
34,000	Take-Two Interactive Software Inc.†	324,473	1,289,280
31,733	The Madison Square Garden Co, Cl. A†	1,538,016	5,474,260
25,000	The Walt Disney Co.	2,748,100	2,445,500
175,000	Time Warner Inc.	4,985,658	12,869,500
223,000	Twenty-First Century Fox Inc., Cl. A	7,293,588	6,032,150
238,000	Twenty-First Century Fox Inc., Cl. B	6,515,896	6,485,500
121,000	Viacom Inc., Cl. B	5,962,540	5,017,870
335,000	Vivendi SA	8,189,872	6,282,876

		37,558,143	45,896,936

	Environmental Services — 1.6%
230,000	Republic Services Inc.	7,177,245	11,801,300
23,000	Veolia Environnement SA	275,698	496,959
94,766	Waste Connections Inc.	4,331,366	6,827,890
260,000	Waste Management Inc.	10,116,612	17,230,200

		21,900,921	36,356,349

	Equipment and Supplies — 1.6%
93,000	CIRCOR International Inc.	2,086,876	5,300,070
10,000	Flowserve Corp.	465,610	451,700
55,000	Graco Inc.	3,009,892	4,344,450
170,000	Mueller Industries Inc.	3,689,272	5,419,600
705,000	RPC Inc.†	3,059,996	10,948,650
124,000	Sealed Air Corp.	2,852,936	5,700,280
56,000	Tenaris SA, ADR	2,334,318	1,615,040
90,000	The Timken Co.	3,391,729	2,759,400

		20,890,629	36,539,190

	Financial Services — 16.0%
8,000	Alleghany Corp.†	2,949,449	4,396,640

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
492,200	American Express Co.	$26,525,239	$29,906,072
665,000	American International Group Inc.	28,279,195	35,171,850
310,000	Bank of America Corp.	2,043,743	4,113,700
9,000	Berkshire Hathaway Inc., Cl. B†	891,117	1,303,110
65,000	Blackhawk Network Holdings Inc.†	1,516,163	2,176,850
20,000	BlackRock Inc.	3,031,089	6,850,600
140,000	Citigroup Inc.	5,246,149	5,934,600
10,000	CME Group Inc.	632,749	974,000
11,000	Credit Acceptance Corp.†	1,783,983	2,035,880
30,000	Cullen/Frost Bankers Inc.	2,284,245	1,911,900
120,000	Discover Financial Services	1,813,182	6,430,800
255,347	Fifth Street Finance Corp.	1,760,028	1,238,435
200,000	First Niagara Financial Group Inc.	2,490,514	1,948,000
95,000	FNF Group	1,441,104	3,562,500
30,000	FNFV Group†	182,958	344,100
127,000	H&R Block Inc.	2,915,288	2,921,000
30,000	Hennessy Capital Acquisition Corp. II†	300,000	304,500
25,000	Hong Kong Exchanges and Clearing Ltd.	402,742	604,529
37,000	HSBC Holdings plc, ADR	2,070,772	1,158,470
200,000	Invesco Ltd.	4,757,439	5,108,000
578,700	JPMorgan Chase & Co	22,656,404	35,960,418
30,000	Kinnevik AB, Cl. B	663,872	709,161
89,250	KKR & Co. LP	1,887,638	1,101,345
515,103	Legg Mason Inc.	15,166,706	15,190,387
43,000	M&T Bank Corp.	2,824,120	5,083,890
275,000	Morgan Stanley	5,578,087	7,144,500
72,000	National Australia Bank Ltd., ADR	854,233	686,160
190,000	Navient Corp.	1,534,624	2,270,500
170,000	New York Community Bancorp Inc.	2,844,696	2,548,300
114,000	Northern Trust Corp.	5,341,292	7,553,640
190,000	PayPal Holdings Inc.†	6,069,933	6,936,900
50,000	Resona Holdings Inc.	232,414	180,119
205,000	SLM Corp.†	1,044,610	1,266,900
224,000	State Street Corp.	9,637,370	12,078,080
172,000	T. Rowe Price Group Inc.	9,166,935	12,550,840
874,000	The Bank of New York Mellon Corp.	26,365,568	33,954,900
116,000	The Blackstone Group LP	3,318,755	2,846,640
200,000	The Hartford Financial Services Group Inc.	6,337,167	8,876,000
287,000	The PNC Financial Services Group Inc.	16,205,798	23,358,930

Shares		Cost	Market Value
123,000	The Travelers Companies Inc.	$7,477,388	$14,641,920
130,000	U.S. Bancorp.	3,910,683	5,242,900
53,000	W. R. Berkley Corp.	2,016,528	3,175,760
150,000	Waddell & Reed Financial Inc., Cl. A	3,190,601	2,583,000
653,500	Wells Fargo & Co.	20,649,298	30,930,155
7,550	Willis Towers Watson plc.	616,948	938,541

		268,908,816	356,205,422

	Food and Beverage — 14.1%
8,000	Ajinomoto Co. Inc.	137,110	186,394
5,000	Brown-Forman Corp., Cl. B	341,437	498,800
115,000	Campbell Soup Co.	3,812,255	7,650,950
1,000,000	China Mengniu Dairy Co. Ltd.	1,245,706	1,737,539
66,000	Chr. Hansen Holding A/S	2,705,045	4,312,387
326,000	ConAgra Foods Inc.	10,382,027	15,586,060
34,000	Constellation Brands Inc., Cl. A	678,472	5,623,600
237,222	Danone SA	11,894,472	16,693,205
1,950,000	Davide Campari-Milano SpA	11,190,086	19,216,513
25,000	Diageo plc, ADR	2,830,174	2,822,000
233,000	Dr Pepper Snapple Group Inc.	8,569,565	22,514,790
524,000	General Mills Inc.	16,224,536	37,371,680
18,000	Heineken Holding NV	747,987	1,461,414
279,000	ITO EN Ltd.	6,134,333	10,685,566
42,800	Kellogg Co.	2,198,699	3,494,620
370,000	Kikkoman Corp.	4,412,978	13,436,305
90,000	Maple Leaf Foods Inc.	1,606,157	1,921,978
788,000	Mondelēz International Inc., Cl. A	18,737,904	35,861,880
150,000	Morinaga Milk Industry Co. Ltd.	588,860	1,034,232
32,000	Nestlé SA	2,133,891	2,462,673
35,000	Nestlé SA, ADR	2,563,158	2,705,850
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,735,429	9,094,272
1,610,650	Parmalat SpA	4,822,569	4,186,153
339,450	Parmalat SpA, GDR(a)(b)	981,615	883,181
212,000	PepsiCo Inc.	14,649,107	22,459,280
62,000	Pernod Ricard SA	5,311,274	6,887,360
10,000	Post Holdings Inc.†	540,050	826,900
25,000	Remy Cointreau SA	1,396,049	2,149,318
18,000	Suntory Beverage & Food Ltd.	573,702	805,307
179,000	The Kraft Heinz Co	6,017,069	15,837,920
567,000	The Coca-Cola Co	15,232,674	25,702,110
7,000	The J.M. Smucker Co	690,177	1,066,870
30,000	Unilever plc, ADR	960,480	1,437,300
324,000	Yakult Honsha Co. Ltd.	8,320,490	16,566,310

		174,365,537	315,180,717

	Health Care — 10.0%
134,000	Abbott Laboratories	3,939,023	5,267,540
50,000	AbbVie Inc.	2,704,900	3,095,500

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
71,144	AdCare Health Systems Inc.	$154,598	$130,905
16,655	Aetna Inc.	1,163,560	2,034,075
90,000	Akorn Inc.†	2,592,079	2,563,650
140,000	Alere Inc.†	4,961,225	5,835,200
72,000	Allergan plc†	15,104,219	16,638,480
32,000	AmerisourceBergen Corp.	1,510,306	2,538,240
25,000	Amgen Inc.	3,620,322	3,803,750
10,000	Anthem Inc.	885,792	1,313,400
137,715	Baxter International Inc.	5,060,289	6,227,481
10,000	Becton, Dickinson and Co.	1,496,549	1,695,900
1,045,000	BioScrip Inc.†	4,511,936	2,664,750
51,676	Bristol-Myers Squibb Co.	1,618,976	3,800,770
7,000	Chemed Corp.	453,403	954,170
45,000	Cigna Corp.	4,068,414	5,759,550
45,000	DaVita HealthCare Partners Inc.†	2,734,777	3,479,400
100,000	Eli Lilly & Co.	4,323,602	7,875,000
10,000	Express Scripts Holding Co.†	727,567	758,000
40,000	Gerresheimer AG	2,664,055	3,062,479
60,000	Gilead Sciences Inc.	5,034,434	5,005,200
60,000	HCA Holdings Inc.†	3,426,901	4,620,600
12,500	Henry Schein Inc.†	1,417,250	2,210,000
33,000	Humana Inc.	4,880,203	5,936,040
8,000	ICU Medical Inc.†	538,770	902,000
110,000	Johnson & Johnson	8,295,078	13,343,000
150,000	Kindred Healthcare Inc.	2,832,130	1,693,500
13,500	Laboratory Corp. of America Holdings†	1,184,428	1,758,645
75,000	Mallinckrodt plc†	4,632,458	4,558,500
25,000	McKesson Corp.	3,634,946	4,666,250
22,000	Mead Johnson Nutrition Co.	1,419,743	1,996,500
115,260	Medtronic plc.	8,584,373	10,001,110
251,000	Merck & Co. Inc.	9,517,796	14,460,110
50,000	Mylan NV†	2,900,000	2,162,000
50,000	Myriad Genetics Inc.†	1,619,768	1,530,000
45,000	Orthofix International NV†	1,458,930	1,908,000
112,500	Owens & Minor Inc.	2,399,108	4,205,250
94,000	Patterson Companies Inc.	3,250,636	4,501,660
669,548	Pfizer Inc.	13,454,068	23,574,785
19,541	Shire plc, Cl. A, ADR	3,775,517	3,597,107
40,000	St. Jude Medical Inc.	2,173,416	3,120,000
40,000	Stryker Corp.	2,944,900	4,793,200
25,000	Team Health Holdings Inc.†	982,748	1,016,750
40,000	Tenet Healthcare Corp.†	1,983,184	1,105,600
20,000	The Cooper Companies Inc.	2,479,926	3,431,400
35,000	UnitedHealth Group Inc.	2,958,960	4,942,000
20,000	Zimmer Biomet Holdings Inc.	1,551,002	2,407,600
197,159	Zoetis Inc.	5,718,437	9,357,166

		169,344,702	222,302,213

Shares		Cost	Market Value
	Hotels and Gaming — 0.3%
19,000	Accor SA	$654,124	$731,450
115,000	Boyd Gaming Corp.†	748,084	2,116,000
300,000	Ladbrokes plc	472,316	445,705
53,000	Las Vegas Sands Corp.	2,214,674	2,304,970
400,000	Mandarin Oriental International Ltd.	680,880	542,000
10,000	Ryman Hospitality Properties Inc.	562,900	506,500
6,000	Wyndham Worldwide Corp.	424,345	427,380

		5,757,323	7,074,005

	Machinery — 1.2%
706,560	CNH Industrial NV	4,419,830	5,051,904
88,000	Deere & Co.	5,003,270	7,131,520
342,000	Xylem Inc.	10,316,987	15,270,300

		19,740,087	27,453,724

	Media — 0.0%
35,246	Emmis Communications Corp., Cl. A†	453,121	25,642
4,000	Liberty Media Group, Cl. C†	78,806	75,880

		531,927	101,522

	Metals and Mining — 1.3%
70,000	Agnico Eagle Mines Ltd.	2,247,676	3,745,000
250,000	Alcoa Inc.	2,295,050	2,317,500
20,000	Alliance Holdings GP LP	356,153	420,800
100,000	Barrick Gold Corp.	1,822,740	2,135,000
8,000	BHP Billiton Ltd., ADR	217,549	228,480
30,000	Franco-Nevada Corp.	1,141,089	2,281,203
410,000	Freeport-McMoRan Inc.	5,768,254	4,567,400
13,000	Labrador Iron Ore Royalty Corp.	431,922	124,873
330,000	Newmont Mining Corp.	14,155,288	12,909,600
3,200	South32 Ltd., ADR†	27,089	18,784
50,000	TimkenSteel Corp.	1,234,440	481,000

		29,697,250	29,229,640

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	9,306,877	8,645,520

	Publishing — 0.1%
800	Graham Holdings Co., Cl. B	403,406	391,632
107,000	News Corp., Cl. B	1,606,462	1,248,690

		2,009,868	1,640,322

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	133,677	644,865
24,000	Communications Sales & Leasing Inc.†	625,140	693,600
71,779	Crown Castle International Corp.	2,285,610	7,280,544

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
18,000	Forest City Realty Trust Inc., Cl. A	$439,998	$401,580
16,000	QTS Realty Trust Inc., Cl. A	347,357	895,680

		3,831,782	9,916,269

	Retail — 5.0%
250,000	Best Buy Co. Inc.	6,605,635	7,650,000
390	Brookfield Business Partners LP†	11,010	7,445
80,000	CST Brands Inc.	2,593,385	3,446,400
354,000	CVS Health Corp.	19,008,147	33,891,960
525,000	Hertz Global Holdings Inc.†	9,234,249	5,811,750
139,300	Ingles Markets Inc., Cl. A	1,585,129	5,195,890
5,181	J Alexander’s Holdings Inc.†	29,780	51,447
25,000	Kohl’s Corp.	1,268,182	948,000
90,000	Lowe’s Companies Inc.	2,027,654	7,125,300
104,000	Macy’s Inc.	1,463,288	3,495,440
47,000	Murphy USA Inc.†	1,801,538	3,485,520
20,000	Outerwall Inc.	992,576	840,000
94,800	Rush Enterprises Inc., Cl. B†	1,729,030	1,970,892
255,000	Sally Beauty Holdings Inc.†	3,850,083	7,499,550
120,000	Seven & i Holdings Co. Ltd.	3,637,248	4,974,774
40,000	The Home Depot Inc.	1,491,260	5,107,600
178,500	Walgreens Boots Alliance Inc.	7,104,983	14,863,695
20,000	Wal-Mart Stores Inc.	970,066	1,460,400
152,000	Whole Foods Market Inc.	5,420,961	4,867,040

		70,824,204	112,693,103

	Specialty Chemicals — 1.7%
51,000	Air Products & Chemicals Inc.	4,469,072	7,244,040
36,000	Ashland Inc.	852,516	4,131,720
85,000	Chemtura Corp.†	2,083,797	2,242,300
134,000	E. I. du Pont de Nemours and Co.	5,888,648	8,683,200
500,000	Ferro Corp.†	3,761,790	6,690,000
48,297	H.B. Fuller Co.	1,843,839	2,124,585
89,000	Olin Corp.	1,629,332	2,210,760
5,000	Praxair Inc.	556,243	561,950
9,000	The Chemours Co.	58,593	74,160
94,000	The Dow Chemical Co.	3,601,870	4,672,740

		24,745,700	38,635,455

	Telecommunications — 4.7%
352,000	AT&T Inc.	11,229,177	15,209,920
225,000	BCE Inc.	5,904,845	10,644,750
480,000	Deutsche Telekom AG, ADR	8,166,521	8,150,400
46,000	Harris Corp.	3,638,774	3,838,240
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	900,900
40,500	Loral Space & Communications Inc.†	1,801,791	1,428,435

Shares		Cost	Market Value
50,000	Orange SA, ADR	$1,066,612	$821,000
50,000	Pharol SGPS SA	14,182	5,771
39,000	Proximus SA	1,195,261	1,232,410
50,084	Telefonica SA, ADR	718,792	474,796
295,000	Telekom Austria AG	1,968,837	1,708,911
23,000	Telenet Group Holding NV†	1,046,305	1,044,202
148,000	Telephone & Data Systems Inc.	4,377,732	4,389,680
110,000	Telstra Corp. Ltd., ADR	2,014,389	2,288,000
135,000	TELUS Corp.	1,405,698	4,347,000
776,086	Verizon Communications Inc.	32,680,895	43,336,642
40,000	VimpelCom Ltd., ADR	230,241	155,200
176,545	Vodafone Group plc, ADR	7,904,792	5,453,475

		86,688,567	105,429,732

	Transportation — 0.5%
239,000	GATX Corp.	7,194,307	10,508,830
16,500	Kansas City Southern	277,030	1,486,485

		7,471,337	11,995,315

	Wireless Communications — 0.2%
124,000	United States Cellular Corp.†	5,499,141	4,869,480

	TOTAL COMMON STOCKS	1,508,548,553	2,139,657,793

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	4,617,789	6,437,120

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750%	202,379	1,125

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,813,938	2,625,620

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,634,106	9,063,865

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
44,097	AdCare Health Systems Inc., 10.875%, Ser. A	878,582	891,200
133,681	The Phoenix Companies Inc., 7.450%	2,857,139	2,527,774

		3,735,721	3,418,974

	TOTAL PREFERRED STOCKS	3,735,721	3,418,974

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	68,714	140,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Retail (Continued)
400,000	Safeway PDC, CVR, expire 01/30/17†	$3,300	$19,520

	TOTAL RIGHTS	72,014	159,520

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
306,400	Kinder Morgan Inc., expire 05/25/17†	520,734	5,209

Principal Amount
	CORPORATE BONDS — 0.7%
	Aerospace — 0.2%
$ 2,500,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb. 4.063%, 12/31/39	3,291,227	5,078,125

	Diversified Industrial — 0.5%
7,900,000	Griffon Corp., Sub. Deb. 4.000%, 01/15/17(b)	7,900,000	9,687,375

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24	392,663	67,208

	TOTAL CORPORATE BONDS	11,583,890	14,832,708

	U.S. GOVERNMENT OBLIGATIONS — 3.0%
66,601,000	U.S. Treasury Bills, 0.140% to 0.511%††, 07/14/16 to 12/22/16	66,515,848	66,543,724

TOTAL INVESTMENTS — 100.0%		$1,597,610,866	2,233,681,793

Market Value
Other Assets and Liabilities (Net)	$4,142,295

PREFERRED STOCK
(5,603,095 preferred shares outstanding)	(459,257,875)

NET ASSETS — COMMON STOCK
(82,432,426 common shares outstanding)	$1,778,566,213

NET ASSET VALUE PER COMMON SHARE
($1,778,566,213 ÷ 82,432,426 shares outstanding)	$21.58

(a)	At June 30, 2016, the Fund held a restricted and illiquid security amounting to $883,181 or 0.04% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/16 Carrying Value Per Share
339,450	Parmalat SpA, GDR	12/02/03	$ 981,615	$2.6018

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of Rule 144A securities amounted to $10,570,556 or 0.47% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.5%	$1,841,855,020
Europe	12.7	283,360,601
Japan	3.4	76,769,252
Latin America	1.1	24,564,273
Asia/Pacific	0.3	7,132,647
Total Investments	100.0%	$2,233,681,793

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $1,597,610,866)	$2,233,681,793
Foreign currency, at value (cost $21,055)	21,062
Cash	18,345
Deposit at brokers	8,346
Receivable for investments sold	10,848,047
Dividends and interest receivable	3,846,806
Deferred offering expense	53,258
Prepaid expenses	17,307
Receivable for custody fees reimbursement	292,862

Total Assets	2,248,787,826

Liabilities:
Distributions payable.	151,953
Payable for investments purchased	4,692,781
Payable for investment advisory fees	3,026,970
Payable for payroll expenses	90,280
Payable for accounting fees	11,250
Payable for auction agent fees	2,840,609
Other accrued expenses	149,895

Total Liabilities	10,963,738

Cumulative Preferred Shares each at $0.001 par value:
Series A (5.875%, $25 liquidation value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D (6.000%, $25 liquidation value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,778,566,213

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,152,880,423
Distributions in excess of net investment income	(2,256,307)
Distributions in excess of net realized gain on investments, securities sold short, and foreign currency transactions	(8,121,612)
Net unrealized appreciation on investments	636,070,927
Net unrealized depreciation on foreign currency translations	(7,218)

Net Assets	$1,778,566,213

Net Asset Value per Common Share at $0.001 par value:
($1,778,566,213 ÷ 82,432,426 shares outstanding; unlimited number of shares authorized)	$21.58

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,041,234)	$27,712,919
Interest	301,511
Other income*	292,862

Total Income	28,307,292

Expenses:
Investment advisory fees	10,699,630
Shareholder communications expenses	202,140
Payroll expenses	131,529
Custodian fees	122,539
Trustees’ fees	113,668
Legal and audit fees	55,656
Accounting fees	22,500
Shareholder services fees	21,556
Interest expense	31
Miscellaneous expenses	142,377

Total Expenses	11,511,626

Less:
Advisory fee reduction (See Note 3)	(694,971)
Expenses paid indirectly by broker (See Note 3)	(8,162)

Total Credits and Reductions	(703,133)

Net Expenses	10,808,493

Net Investment Income	17,498,799

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	25,554,899
Net realized gain on foreign currency transactions	4,879

Net realized gain on investments and foreign currency transactions	25,559,778

Net change in unrealized appreciation/depreciation:
on investments	60,834,600
on foreign currency translations	6,390

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	60,840,990

Net Realized and Unrealized Gain on Investments and Foreign Currency	86,400,768

Net Increase in Net Assets Resulting from Operations	103,899,567

Total Distributions to Preferred Shareholders	(7,825,728)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$96,073,839

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statements of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
Operations:
Net investment income	$17,498,799		$30,146,353
Net realized gain on investments, securities sold short, and foreign currency transactions	25,559,778		56,595,876
Net change in unrealized appreciation/depreciation on investments, and foreign currency translations	60,840,990		(177,070,154)

Net Increase/(Decrease) in Net Assets Resulting from Operations	103,899,567		(90,327,925)

Distributions to Preferred Shareholders:
Net investment income	(5,642,753	)*	(4,771,830)
Net realized capital gain	(2,182,975	)*	(10,073,753)

Total Distributions to Preferred Shareholders	(7,825,728)		(14,845,583)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	96,073,839		(105,173,508)

Distributions to Common Shareholders:
Net investment income	(13,607,368	)*	(25,462,399)
Net realized capital gain	(13,607,368	)*	(53,753,364)
Return of capital	(27,214,734	)*	(23,380,488)

Total Distributions to Common Shareholders	(54,429,470)		(102,596,251)

Fund Share Transactions:
Net decrease from repurchase of common shares	(2,017,928)		(4,322,267)

Net Decrease in Net Assets from Fund Share Transactions	(2,017,928)		(4,322,267)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	39,626,441		(212,092,026)
Net Assets Attributable to Common Shareholders:
Beginning of year	1,738,939,772		1,951,031,798

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,778,566,213		$1,738,939,772

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each year:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014	2013	2012	2011
Operating Performance:
Net asset value, beginning of year	$21.07		$23.57		$24.18	$18.58	$17.24	$17.64

Net investment income	0.21		0.30		0.41	0.36	0.47	0.38
Net realized and unrealized gain on investments, securities sold short, swap contracts, and foreign currency transactions	1.07		(1.39)		1.54	6.45	2.00	0.28

Total from investment operations	1.28		(1.09)		1.95	6.81	2.47	0.66

Distributions to Preferred Shareholders:(a)
Net investment income	(0.07	)*	(0.06)		(0.03)	(0.05)	(0.09)	(0.11)
Net realized gain	(0.03	)*	(0.12)		(0.15)	(0.13)	(0.08)	(0.05)

Total distributions to preferred shareholders	(0.10)		(0.18)		(0.18)	(0.18)	(0.17)	(0.16)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	1.18		(1.27)		1.77	6.63	2.30	0.50

Distributions to Common Shareholders:
Net investment income	(0.17	)*	(0.31)		(0.39)	(0.31)	(0.37)	(0.27)
Net realized gain on investments	(0.17	)*	(0.65)		(1.97)	(0.72)	(0.31)	(0.14)
Return of capital	(0.33	)*	(0.28)		(0.02)	—	(0.28)	(0.49)

Total distributions to common shareholders	(0.67)		(1.24)		(2.38)	(1.03)	(0.96)	(0.90)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)	0.01		—	0.00 (b)	0.00 (b)	0.00 (b)

Total from Fund share transactions	0.00	(b)	0.01		—	0.00 (b)	0.00 (b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$21.58		$21.07		$23.57	$24.18	$18.58	$17.24

NAV total return †	5.80%		(5.59)%		7.48%	36.47%	14.40%	3.61%

Market value, end of period	$19.13		$18.46		$21.66	$22.17	$16.18	$15.42

Investment total return ††	7.53%		(9.32)%		8.82%	44.38%	11.38%	6.42%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,237,824		$2,198,198		$2,410,290	$2,460,474	$1,998,057	$1,888,654
Net assets attributable to common shares, end of period (in 000’s)	$1,778,566		$1,738,940		$1,951,032	$2,001,217	$1,538,799	$1,429,397
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.08	%(c)	1.60%		1.71%	1.65%	2.62%	2.12%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.37	%(c)(d)	1.33	%(d)	1.36%	1.34%	1.41%	1.50%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	1.28	%(c)(d)	1.09	%(d)	1.36%	1.34%	1.41%	1.40%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.08	%(c)(d)	1.07	%(d)	1.10%	1.07%	1.08%	1.14%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.01	%(c)(d)	0.88	%(d)	1.10%	1.07%	1.08%	1.07%
Portfolio turnover rate	2.4%		8.1%		18.4%	15.8%	14.5%	15.0%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each year:

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Preferred Stock:
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 76,201	$76,201	$76,201	$76,200	$76,200	$76,200
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$ 26.28	$25.63	$25.26	$25.31	$25.72	$25.30
Asset coverage per share(f)	$ 121.81	$119.66	$131.21	$133.94	$108.77	$102.81
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 90,000	$90,000	$90,000	$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$121,814	$119,660	$131,206	$133,938	$108,766	$102,810
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$121,814	$119,660	$131,206	$133,938	$108,766	$102,810
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 63,557	$63,557	$63,557	$63,557	$63,557	$63,557
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,542	2,542	2,542
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$ 26.59	$25.70	$25.53	$26.25	$26.79	$26.09
Asset coverage per share(f)	$ 121.81	$119.66	$131.21	$133.94	$108.77	$102.81
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (g)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$121,814	$119,660	$131,206	$133,938	$108,766	$102,810
Asset Coverage (h)	487%	479%	525%	536%	435%	411%

†

For the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, and 2013, based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012 and 2011 were based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the year.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(e)	Based on weekly prices.
(f)	Asset coverage per share is calculated by combining all series of preferred shares.
(g)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(h)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$39,563,989	—	$142,440	$ 39,706,429
Energy and Utilities: Integrated	47,577,716	—	55,654	47,633,370
Financial Services	355,900,922	$ 304,500	—	356,205,422
Food and Beverage	314,297,536	883,181	—	315,180,717
Other Industries (a)	1,380,931,855	—	—	1,380,931,855
Total Common Stocks	2,138,272,018	1,187,681	198,094	2,139,657,793
Preferred Stocks (a)	891,200	2,527,774	—	3,418,974
Convertible Preferred Stocks
Energy and Utilities	6,437,120	—	—	6,437,120
Financial Services	—	—	1,125	1,125
Other Industries (a)	2,625,620	—	—	2,625,620
Total Preferred Stocks and Convertible Preferred Stocks	9,953,940	2,527,774	1,125	12,482,839
Rights (a)	—	—	159,520	159,520
Warrants (a)	5,209	—	—	5,209
Corporate Bonds (a)	—	14,765,500	67,208	14,832,708
U.S. Government Obligations	—	66,543,724	—	66,543,724
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,148,231,167	$85,024,679	$425,947	$2,233,681,793

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2016, the Fund did not have material transfers among Level 1, Level 2, and Level 3. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For restricted securities the Fund held as of June 30, 2016, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$27,764,357	$5,203,233
Net long term capital gains	51,451,406	9,642,350
Return of capital	23,380,488	—

Total distributions paid	$102,596,251	$14,845,583

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$556,960,667
Other temporary differences(a)	(133,980)

Total	$556,826,687

(a)	Other temporary differences are due to adjustments on distributions payable.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost/ Proceeds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,616,627,135	$727,111,844	$(110,057,186)	$617,054,658

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2016, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of the Preferred assets was reduced by $694,971.

During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $39,966 to G.research, LLC, an affiliate of the Adviser.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,162.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2016 the Fund paid or accrued $131,529 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $51,845,838, and $117,005,167, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund repurchased and retired 117,996 and 224,056 common shares in the open market at a cost of $2,017,928 and $4,322,267 and an average discount of approximately 13.73% and 12.68% from its NAV.

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(117,996)	$(2,017,928)	(224,056)	$(4,322,267)

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares or notes became effective on June 17, 2016.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, and Series E Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250, respectively, basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2016.

The Fund may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. The Board has authorized the repurchase of Series A and Series D Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2016, the Fund did not repurchase any shares of Series A or Series D Preferred Shares.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/16	Net Proceeds	2016 Dividend Rate Range	Dividend Rate at 06/30/16	Accrued Dividend at 06/30/16
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$49,742
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	1.886% to 1.936%	1.936%	9,680
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	1.885% to 1.940%	1.916%	40,236
D 6.000%	November 3, 2005	2,600,000	2,542,296	62,617,239	Fixed Rate	6.000%	42,372
E Auction Rate	November 3, 2005	5,400	4,860	133,379,387	2.886% to 2.940%	2.940%	9,923

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. On July 1, 2016, the Fund received net proceeds of $96,580,000 (after underwriting discounts of $3,150,000 and estimated offering expenses of $270,000) from the public offering of 4,000,000, 5.25% Series G Cumulative Preferred Shares.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 9, 2016 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 9, 2016 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, CFA and Michael J. Melarkey as Trustees of the Fund. A total of 52,943,319 votes and 78,681,257 votes were cast in favor of these Trustees, and a total of 28,828,306 votes, and 3,090,369 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, CPA, Edward T. Tokar, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2016, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Dividend & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Dividend & Income Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a B.A. in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 through 01/31/16	Common - 47,516 Preferred Series A - N/A Preferred Series D - N/A	Common - $16.5576 Preferred Series A - N/A Preferred Series D - N/A	Common - 47,516 Preferred Series A - N/A Preferred Series D - N/A	Common - 82,550,422 – 47,516 = 82,502,906 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #2 02/01/16 through 02/29/16	Common - 25,404 Preferred Series A - N/A Preferred Series D - N/A	Common - $16.3577 Preferred Series A - N/A Preferred Series D - N/A	Common - 25,404 Preferred Series A - N/A Preferred Series D - N/A	Common - 82,502,906 - 25,404 = 82,477,502 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #3 03/01/16 through 03/31/16	Common - 18,200 Preferred Series A - N/A Preferred Series D - N/A	Common - $18.1053 Preferred Series A - N/A Preferred Series D - N/A	Common - 18,200 Preferred Series A - N/A Preferred Series D - N/A	Common - 82,477,502 - 18,200 = 82,459,302 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #4 04/01/16 through 04/30/16	Common - 19,876 Preferred Series A - N/A Preferred Series D - N/A	Common - $18.2283 Preferred Series A - N/A Preferred Series D - N/A	Common - 19,876 Preferred Series A - N/A Preferred Series D - N/A	Common - 82,459,302 - 19,876 = 82,439,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #5 05/01/16 through 05/31/16	Common - 7,000 Preferred Series A - N/A Preferred Series D - N/A	Common - $18.40 Preferred Series A - N/A Preferred Series D - N/A	Common - 7,000 Preferred Series A - N/A Preferred Series D - N/A	Common - 82,439,426 - 7,000 = 82,432,426 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #6 06/01/16 through	Common - N/A Preferred Series A - N/A	Common - N/A Preferred Series A - N/A	Common - N/A Preferred Series A - N/A	Common - 82,432,426 Preferred Series A – 3,048,019

06/30/16	Preferred Series D - N/A	Preferred Series D - N/A	Preferred Series D - N/A	Preferred Series D – 2,542,296
Total	Common - 117,996 Preferred Series A - N/A Preferred Series D - N/A	Common - $17.2142 Preferred Series A - N/A Preferred Series D - N/A	Common - 117,996 Preferred Series A - N/A Preferred Series D - N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/01/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/01/2016

* Print the name and title of each signing officer under his or her signature.